Fair Value Measurements of Financial Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Fair Value Measurements of Financial Instruments
Fair Value Measurements of Financial Instruments

4. Fair Value Measurements of Financial Instruments

Assets and Liabilities Measured at Fair Value on a Recurring Basis

Derivative Instruments

        Commodity derivative contracts reflected in the condensed consolidated balance sheets are recorded at estimated fair value. At June 30, 2015 and December 31, 2014, all of the Company's commodity derivative contracts were with seven bank counterparties, and were classified as Level 2 in the fair value input hierarchy.

        Derivative instruments listed below are presented gross and consist of swaps that are carried at fair value. The Company records the net change in the fair value of these positions in "Gains (losses) on commodity derivative contracts—net" in the Company's unaudited condensed consolidated statements of operations. See "—Note 5. Risk Management and Derivative Instruments" for additional information on the Company's derivative instruments and balance sheet presentation.

	Fair Value Measurements at June 30, 2015
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	(in thousands)
Assets:
Commodity derivative oil swaps	$—	$27,708	$—	$27,708
Commodity derivative gas swaps	—	9,152	—	9,152

Total assets	$—	$36,860	$—	$36,860

Liabilities:
Commodity derivative oil swaps	$—	$2,869	$—	$2,869
Commodity derivative gas swaps	—	—	—	—

Total liabilities	$—	$2,869	$—	$2,869

	Fair Value Measurements at December 31, 2014
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	(in thousands)
Assets:
Commodity derivative oil swaps	$—	$106,450	$—	$106,450
Commodity derivative gas swaps	—	20,259	—	20,259

Total assets	$—	$126,709	$—	$126,709

Liabilities:
Commodity derivative oil swaps	$—	$—	$—	$—
Commodity derivative gas swaps	—	—	—	—

Total liabilities	$—	$—	$—	$—

4. Fair Value Measurements of Financial Instruments

        The Company uses a valuation framework based upon inputs that market participants use in pricing an asset or liability, which are classified into two categories: observable inputs and unobservable inputs. Observable inputs represent market data obtained from independent sources; whereas, unobservable inputs reflect a company's own market assumptions, which are used if observable inputs are not reasonably available without undue cost and effort. These two types of inputs are further divided into the following fair value input hierarchy:

    Level 1—Inputs are unadjusted quoted prices in active markets for identical assets or liabilities at the measurement date.

    Level 2—Inputs, other than quoted prices included in Level 1, are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar instruments in active markets, and inputs other than quoted prices that are observable for the asset or liability. Fair value assets and liabilities that are generally included in this category are commodity derivative contracts with fair values based on inputs from actively quoted markets. The Company uses a discounted cash flow approach to estimate the fair values of its commodity derivative contracts, utilizing commodity futures price strips for the underlying commodities provided by a reputable third-party.

    Level 3—Inputs are unobservable for the asset or liability, and include situations where there is little, if any, market activity for the asset or liability.

        Assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurement. The Company's assessment of the significance of a particular input to the fair value measurement requires judgment, and may affect the valuation of the fair value of assets and liabilities and their placement within the fair value hierarchy levels.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

        Derivative Instruments—Commodity derivative contracts reflected in the consolidated balance sheets are recorded at estimated fair value. At December 31, 2014 and 2013, all of the Company's commodity derivative contracts were with seven counterparties, respectively, and are classified as Level 2.

Fair Value Measurements at December 31, 2014
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
(in thousands)
Assets:
Commodity derivative oil swaps	$—	$106,450	$—	$106,450
Commodity derivative gas swaps	—	20,259	—	20,259

Total assets	$—	$126,709	$—	$126,709

Liabilities:
Commodity derivative oil swaps	$—	$—	$—	$—
Commodity derivative NGL swaps	—	—	—	—
Commodity derivative gas swaps	—	—	—	—
Commodity derivative oil collars	—	—	—	—
Commodity derivative gas collars	—	—	—	—

Total liabilities	$—	$—	$—	$—

	Fair Value Measurements at December 31, 2013
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	(in thousands)
Assets:
Commodity derivative NGL swaps	$—	$469	$—	$469
Commodity derivative gas swaps	—	488	—	488
Commodity derivative oil collars	—	64	—	64
Commodity derivative gas collars	—	751	—	751
Commodity derivative differential swaps	—	806	—	806

Total assets	$—	$2,578	$—	$2,578

Liabilities:
Commodity derivative oil swaps	$—	$32,209	$—	$32,209
Commodity derivative NGL swaps	—	74	—	74
Commodity derivative gas swaps	—	809	—	809
Commodity derivative oil collars	—	272	—	272
Commodity derivative gas collars	—	26	—	26

Total liabilities	$—	$33,390	$—	$33,390

        Derivative instruments listed above are presented gross and include collars and swaps that are carried at fair value. The Company records the net change in the fair value of these positions in "Gains (losses) on commodity derivative contracts—net" in the Company's consolidated statements of operations. See Note 5 for additional information on the Company's derivative instruments and balance sheet presentation.